UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1.  Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	97.2%
DIVERSIFIED	6.5%
Cousins Properties		80,500	$2,691,115
Vornado Realty Trust		1,956,174	187,792,704
			190,483,819
HEALTH CARE	1.8%
Ventas		1,566,000	51,959,880
HOTEL	8.9%
Hilton Hotels Corp.		2,242,700	57,099,142
Host Hotels & Resorts		3,953,600	84,607,040
Starwood Hotels & Resorts Worldwide		1,209,900	81,946,527
Strategic Hotels & Resorts		1,548,900	36,058,392
			259,711,101
INDUSTRIAL	5.3%
AMB Property Corp.		890,200	48,311,154
ProLogis		1,962,601	104,999,153
			153,310,307
OFFICE	25.0%
Alexandria Real Estate Equities		658,451	62,770,134
American Financial Realty Trust		1,275,700	14,861,905
BioMed Realty Trust		652,600	19,343,064
Boston Properties		1,591,700	148,426,025
Brandywine Realty Trust		169,298	5,376,904
Brookfield Properties Corp.		3,716,650	126,923,598
CarrAmerica Realty Corp.		177,400	7,913,814
Equity Office Properties Trust		2,815,899	94,557,888
Glenborough Realty Trust		419,000	9,113,250
Kilroy Realty Corp.		378,000	29,204,280
Mack-Cali Realty Corp.		946,037	45,409,776
Maguire Properties		866,200	31,616,300
Reckson Associates Realty Corp.		1,029,800	47,185,436
Republic Property Trust		143,095	1,684,228
SL Green Realty Corp.		424,700	43,107,050
Trizec Properties		1,566,883	40,315,900
			727,809,552

		Number of Shares	Value

OFFICE/INDUSTRIAL	1.6%
Liberty Property Trust		979,400	$46,188,504
RESIDENTIAL	23.3%
APARTMENT	22.3%
Apartment Investment & Management Co.		1,930,000	90,517,000
Archstone-Smith Trust		2,232,600	108,883,902
AvalonBay Communities		1,329,429	145,040,704
BRE Properties		1,444,100	80,869,600
Equity Residential		3,058,480	143,106,279
Essex Property Trust		380,900	41,415,257
GMH Communities Trust		612,900	7,134,156
Post Properties		695,975	30,970,887
			647,937,785
MANUFACTURED HOME	1.0%
Sun Communities		812,200	28,711,270
TOTAL RESIDENTIAL			676,649,055
SELF STORAGE	5.2%
Extra Space Storage		628,000	10,795,320
Public Storage		970,800	78,858,084
Shurgard Storage Centers		808,309	53,857,629
U-Store-It Trust		372,900	7,513,935
			151,024,968
SHOPPING CENTER	19.6%
COMMUNITY CENTER	7.1%
Developers Diversified Realty Corp.		1,119,100	61,270,725
Federal Realty Investment Trust		776,000	58,355,200
Inland Real Estate Corp.		327,200	5,336,632
Pan Pacific Retail Properties		325,400	23,070,860
Regency Centers Corp.		407,947	27,409,959
Tanger Factory Outlet Centers		905,900	31,172,019
			206,615,395
REGIONAL MALL	12.5%
CBL & Associates Properties		437,700	18,580,365
General Growth Properties		1,036,300	50,643,981
Macerich Co.		905,900	66,991,305
Mills Corp.		1,288,557	36,079,596
Simon Property Group		1,734,400	145,932,416
Taubman Centers		1,128,800	47,037,096
			365,264,759
TOTAL SHOPPING CENTER			571,880,154
TOTAL COMMON STOCK (Identified cost—$1,550,836,622)			2,829,017,340

		Principal Amount

COMMERCIAL PAPER	2.2%
New Center Asset Trust, 3.69%, due 4/3/06 (Identified cost—$65,031,666)		$65,045,000	$65,031,666

TOTAL INVESTMENTS (Identified cost—$1,615,868,288)	99.4%		2,894,049,006

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6%		16,712,193

NET ASSETS (Equivalent to $83.01 per share based on 35,064,373 shares of capital stock outstanding)	100.0%		$2,910,761,199

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
Name: Adam M. Derechin		Name: Jay J. Chen
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: May 26, 2006